Segment Information	12 Months Ended
Feb. 28, 2018
Segment Reporting [Abstract]
Segment Information
13.	SEGMENT INFORMATION

The Group's chief operating decision maker, who has been identified as the Chairman of the Group, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The Group does not distinguish among markets or segments for the purpose of internal reports.

All of the Group's revenues for the years ended February 29, 2016, February 28, 2017 and 2018 were generated from the PRC. As of February 28, 2017 and 2018, all of the long-lived assets of the Group are located in the PRC, and no geographical information is presented.

The Group provides standard programs, ivy programs and special programs in the PRC. The Group’s revenue mainly includes tuition income from education programs and other service revenues. The following table summarizes the revenue information of the Group:

	For the year ended
	February 29	February 28	February 28
	2016	2017	2018
	RMB	RMB	RMB	USD
Standard programs	85,408	162,227	201,876	31,902
Ivy program classes	4,073	33,784	70,458	11,134
Special programs and others	7,780	8,804	29,663	4,688
Less: sales tax	3,460	1,627	1,464	231
Total	93,801	203,188	300,533	47,493